LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.3%
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	104,300	$3,109,183	(a)
Verizon Communications Inc.	23,460	1,390,474	(a)

TOTAL COMMUNICATION SERVICES		4,499,657

CONSUMER DISCRETIONARY - 1.8%
Internet & Direct Marketing Retail - 1.8%
Qurate Retail Inc., Class A Shares	365,000	4,033,250	*

CONSUMER STAPLES - 4.3%
Beverages - 1.0%
PepsiCo Inc.	16,300	2,282,978	(a)

Household Products - 3.3%
Kimberly-Clark Corp.	20,740	3,271,942	(a)
Procter & Gamble Co.	29,620	4,097,335	(a)

Total Household Products		7,369,277

TOTAL CONSUMER STAPLES		9,652,255

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Williams Cos. Inc.	96,740	2,008,323	(a)

FINANCIALS - 8.2%
Capital Markets - 6.6%
Apollo Global Management Inc.	33,490	1,569,676	(a)
Blackstone Group Inc., Class A Shares	166,870	8,835,766	(a)
Carlyle Group Inc.	63,200	1,631,192	(a)
CME Group Inc.	7,970	1,401,684
Intercontinental Exchange Inc.	13,950	1,481,909

Total Capital Markets		14,920,227

Mortgage Real Estate Investment Trusts (REITs) - 1.6%
AGNC Investment Corp.	255,040	3,598,614	(a)

TOTAL FINANCIALS		18,518,841

HEALTH CARE - 6.6%
Biotechnology - 0.6%
Amgen Inc.	5,190	1,314,731

Pharmaceuticals - 6.0%
Johnson & Johnson	19,200	2,945,472	(a)
Merck & Co. Inc.	100,130	8,538,085	(a)
Pfizer Inc.	56,380	2,130,600	(a)

Total Pharmaceuticals		13,614,157

TOTAL HEALTH CARE		14,928,888

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2020 Quarterly Report	1

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.0%
Aerospace & Defense - 5.2%
Lockheed Martin Corp.	27,130	$10,587,754	(a)
Raytheon Technologies Corp.	20,390	1,243,790

Total Aerospace & Defense		11,831,544

Air Freight & Logistics - 0.7%
United Parcel Service Inc., Class B Shares	9,360	1,531,483

Electrical Equipment - 0.8%
Emerson Electric Co.	24,960	1,733,971	(a)

Machinery - 3.3%
Otis Worldwide Corp.	39,540	2,487,066
Stanley Black & Decker Inc.	31,250	5,040,625	(a)

Total Machinery		7,527,691

TOTAL INDUSTRIALS		22,624,689

INFORMATION TECHNOLOGY - 21.6%
Electronic Equipment, Instruments & Components - 1.3%
TE Connectivity Ltd.	31,290	3,022,614

IT Services - 0.4%
Paychex Inc.	11,140	851,876	(a)

Semiconductors & Semiconductor Equipment - 6.4%
NXP Semiconductors NV	22,130	2,783,069
QUALCOMM Inc.	71,460	8,510,886	(a)
Texas Instruments Inc.	21,230	3,017,844	(a)

Total Semiconductors & Semiconductor Equipment		14,311,799

Software - 8.8%
Microsoft Corp.	63,830	14,395,580	(a)
NortonLifeLock Inc.	148,470	3,492,014	(a)
Oracle Corp.	33,340	1,907,715

Total Software		19,795,309

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	82,040	10,586,442	(a)

TOTAL INFORMATION TECHNOLOGY		48,568,040

MATERIALS - 1.6%
Chemicals - 1.6%
Air Products & Chemicals Inc.	6,920	2,022,439
Huntsman Corp.	70,000	1,513,400	(a)

TOTAL MATERIALS		3,535,839

REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexandria Real Estate Equities Inc.	15,770	2,655,353	(a)
American Tower Corp.	15,020	3,742,233	(a)

See Notes to Schedule of Investments.

2	LMP Capital and Income Fund Inc. 2020 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Boston Properties Inc.		2,470	$214,569
Crown Castle International Corp.		29,241	4,773,593
Equinix Inc.		7,090	5,599,540	(a)
Equity LifeStyle Properties Inc.		13,630	903,533
Equity Residential		20,060	1,132,387	(a)
Prologis Inc.		9,500	967,670

TOTAL REAL ESTATE			19,988,878

UTILITIES - 3.4%
Electric Utilities - 3.4%
Edison International		60,850	3,193,408	(a)
NextEra Energy Inc.		16,270	4,542,096	(a)

TOTAL UTILITIES			7,735,504

TOTAL COMMON STOCKS (Cost - $94,760,791)			156,094,164

	RATE
CONVERTIBLE PREFERRED STOCKS - 25.5%
COMMUNICATION SERVICES - 3.8%
Wireless Telecommunication Services - 3.8%
2020 Cash Mandatory Exchangeable Trust	5.250%	7,810	8,575,927

CONSUMER DISCRETIONARY - 1.3%
Auto Components - 1.3%
Aptiv PLC	5.500%	26,340	2,890,552

FINANCIALS - 4.1%
Capital Markets - 2.3%
KKR & Co. Inc.	6.000%	96,080	5,196,967

Insurance - 1.8%
Assurant Inc.	6.500%	34,500	4,057,890

TOTAL FINANCIALS			9,254,857

HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 3.7%
Becton Dickinson and Co.	6.000%	25,650	1,370,480
Boston Scientific Corp.	5.500%	5,869	685,851
Danaher Corp.	4.750%	3,400	4,868,154
Danaher Corp., Non Voting Shares	5.000%	1,250	1,531,512

Total Health Care Equipment & Supplies			8,455,997

Pharmaceuticals - 1.1%
Elanco Animal Health Inc.	5.000%	51,504	2,385,150

TOTAL HEALTH CARE			10,841,147

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2020 Quarterly Report	3

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	SHARES	VALUE
INFORMATION TECHNOLOGY - 6.4%
Semiconductors & Semiconductor Equipment - 6.4%
Broadcom Inc., Non Voting Shares	8.000%	11,760	$14,467,152

UTILITIES - 5.1%
Multi-Utilities - 5.1%
CenterPoint Energy Inc., Non Voting Shares	7.000%	78,000	2,928,900
DTE Energy Co.	6.250%	61,080	2,821,896
Sempra Energy, Non Voting Shares	6.750%	56,100	5,716,590

TOTAL UTILITIES			11,467,386

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $52,481,933)			57,497,021

		SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 22.8%
Diversified Energy Infrastructure - 6.0%
Energy Transfer LP		917,950	5,893,239	(a)
Enterprise Products Partners LP		434,070	7,622,269	(a)

Total Diversified Energy Infrastructure			13,515,508

Gathering/Processing - 0.8%
Rattler Midstream LP		214,190	1,792,770	(a)

Global Infrastructure - 1.9%
Brookfield Renewable Partners LP		93,020	4,217,582

Liquids Transportation & Storage - 3.0%
Magellan Midstream Partners LP		109,100	4,146,891	(a)
PBF Logistics LP		267,730	2,583,594	(a)

Total Liquids Transportation & Storage			6,730,485

Oil/Refined Products - 5.3%
CrossAmerica Partners LP		255,980	4,146,876	(a)
MPLX LP		160,000	2,923,200	(a)
Sunoco LP		184,200	4,886,826	(a)

Total Oil/Refined Products			11,956,902

Petrochemicals - 2.8%
Westlake Chemical Partners LP		305,246	6,181,232	(a)

Propane - 1.1%
Suburban Propane Partners LP		200,000	2,550,000	(a)

Shipping - 1.9%
KNOT Offshore Partners LP		350,000	4,326,000	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $54,126,666)			51,270,479

See Notes to Schedule of Investments.

4	LMP Capital and Income Fund Inc. 2020 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 4.1%
Ares Capital Corp.			98,010	$1,441,727	(a)(b)
Barings BDC Inc.			349,050	2,841,267	(a)(b)
TriplePoint Venture Growth BDC Corp.			441,985	4,972,331	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $10,764,361)				9,255,325

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 2.2%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	$1,250,000	1,524,087	(c)

HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Omeros Corp., Senior Notes	5.250%	2/15/26	1,820,000	1,694,283

INDUSTRIALS - 0.8%
Airlines - 0.8%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	1,835,000	1,776,419

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,976,331)				4,994,789

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $217,110,082)				279,111,778

			SHARES
SHORT-TERM INVESTMENTS - 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $173,519)	0.006%		173,519	173,519

TOTAL INVESTMENTS - 124.0% (Cost - $217,283,601)				279,285,297
Liabilities in Excess of Other Assets - (24.0)%				(54,023,271)

TOTAL NET ASSETS - 100.0%				$225,262,026

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is a business development company.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. On April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund may invest in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on the investment manager’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

6

Notes to Schedule of Investments (unaudited) (continued)

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

7

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$156,094,164	—	—	$156,094,164
Convertible Preferred Stocks:
Communication Services	—	$8,575,927	—	8,575,927
Other Convertible Preferred Stocks	48,921,094	—	—	48,921,094
Master Limited Partnerships	51,270,479	—	—	51,270,479
Investments in Underlying Funds	9,255,325	—	—	9,255,325
Convertible Bonds & Notes	—	4,994,789	—	4,994,789

Total Long-Term Investments	265,541,062	13,570,716	—	279,111,778

Short-Term Investments†	173,519	—	—	173,519

Total Investments	$265,714,581	$13,570,716	—	$279,285,297

†	See Schedule of Investments for additional detailed categorizations.

8